Intangibles, Net (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Patents	$ 80,000	$ 80,000	$ 80,000
Less accumulated amortization	(43,000)	(39,000)	(32,000)
Net	$ 37,000	$ 41,000	$ 48,000